UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07326

                                 Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli ABC Fund

Third Quarter Report September 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Ryan N. Kahn, CFA	Regina M. Pitaro	Gian Maria Magrini, CFA	Geoffrey P. Astle
Chief Investment Officer	Analyst	Managing Director	Analyst	Analyst

	Mr. Kahn is a graduate	Ms. Pitaro is a graduate	Mr. Magrini is a graduate	Mr. Astle is a graduate
	of Babson College.	of Columbia Business	of Fordham University.	of Fairfield University.
School, Loyola University
of Chicago and
Fordham University.

“Give a man a fish and you feed him for a day. Teach him how to arbitrage and you feed him forever.” — Warren Buffett

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) per Class AAA Share of The Gabelli ABC Fund increased 1.0% compared with an increase of 2.6% for the Standard & Poor’s (S&P) Long-Only Merger Arbitrage Index. The performance of the ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the period was 0.5%. Another class of shares is available. See page 2 for performance information for both classes of shares.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)							Since Inception
	Quarter	1 Year	5 Year	10 Year	15 Year		(5/14/93)
AAA Shares (GABCX)	0.96%	1.97%	2.25%	3.11%	3.81%		5.54%
Advisor Shares (GADVX)	0.97	1.80	2.01	2.86	3.61		5.43
S&P Long-Only Merger Arbitrage Index	2.61	5.53	3.77	4.32	3.91	(b)	3.91(b)
Lipper U.S. Treasury Money Market Fund Average	0.41	1.16	0.30	0.16	0.97		2.13(c)
ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.49	1.59	0.52	0.34	1.30		2.58
S&P 500 Index	7.71	17.91	13.95	11.97	9.65		9.88(c)

In the current prospectuses dated April 30, 2018, the expense ratios for the Class AAA and the Advisor Class Shares, are 0.57% and 0.82%, respectively. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2007. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Long-Only Merger Arbitrage Index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P Long-Only Merger Arbitrage Index inception date is January 17, 2008.
(c)	Lipper U.S. Treasury Money Market Fund Average and the S&P 500 Index since inception performance returns are as of April 30, 1993.

2

The Gabelli ABC Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 40.8%
	Aerospace — 0.1%
10,000	Rockwell Collins Inc.	$1,404,700

	Automotive: Parts and Accessories — 0.4%
413,000	Federal-Mogul Holdings Corp.†(a)	4,130,000

	Aviation: Parts and Services — 0.7%
130,000	KLX Inc.†	8,161,400

	Broadcasting — 0.5%
8,000	Cogeco Inc.	360,841
10,000	MSG Networks Inc., Cl. A†	258,000
122,421	Tribune Media Co., Cl. A	4,704,639

		5,323,480

	Building and Construction — 5.3%
34,000	Johnson Controls International plc	1,190,000
1,030,000	Lennar Corp., Cl. B	39,655,000
40,000	Norbord Inc., Toronto	1,325,436
400,000	USG Corp.†	17,324,000

		59,494,436

	Business Services — 0.5%
90,000	Diebold Nixdorf Inc.	405,000
30,000	exactEarth Ltd.†	7,200
38,721	Reis Inc.	890,583
140,835	XO Group Inc.†	4,855,991

		6,158,774

	Cable and Satellite — 2.2%
1,500	AMC Networks Inc., Cl. A†	99,510
8,000	Charter Communications Inc., Cl. A†	2,607,040
55,000	Liberty Global plc, Cl. A†	1,591,150
105,000	Liberty Global plc, Cl. C†	2,956,800
8,020	Liberty Latin America Ltd., Cl. A†	167,137
20,500	Liberty Latin America Ltd., Cl. C†	422,915
750,000	Sky plc	16,901,932

		24,746,484

	Computer Software and Services — 4.4%
38,000	Business & Decision†	345,017
800,000	CA Inc.	35,320,000
122,000	Digi International Inc.†	1,640,900
18,000	Donnelley Financial Solutions, Inc.†	322,560
52,000	iGO Inc.†	111,280
2,500	InterXion Holding NV†	168,250
6,300	Rockwell Automation Inc.	1,181,376
250,092	Syntel Inc.†	10,248,770

		49,338,153

	Consumer Products — 1.9%
100	Accell Group NV	1,944
75,000	Avon Products Inc.†	165,000
14,000	Bang & Olufsen A/S†	323,468
15,000	Edgewell Personal Care Co.†	693,450

Shares		Market Value

145,000	SodaStream International Ltd.†	$20,746,600

		21,930,462

	Diversified Industrial — 0.3%
160,000	Haldex AB	1,569,863
30,000	Katy Industries Inc.†	95
38,000	Myers Industries Inc.	883,500
10,400	SLM Solutions Group AG†	252,366
24,000	Wartsila OYJ Abp	467,856

		3,173,680

	Electronics — 1.0%
290,000	Axis Communications AB	11,257,511

	Energy and Utilities — 3.5%
64,800	Alerion Cleanpower SpA	223,451
50,000	Alvopetro Energy Ltd., Toronto†	18,194
37,000	Anadarko Petroleum Corp.	2,494,170
8,000	Andeavor	1,228,000
12,500	Apache Corp.	595,875
13,500	Avangrid Inc.	647,055
30,000	Connecticut Water Service Inc.	2,081,100
20,000	Endesa SA	432,142
100,000	Energen Corp.†	8,617,000
100,000	Energy Transfer Partners LP	2,226,000
162,000	Evergy Inc.	8,897,040
200,000	Gulf Coast Ultra Deep Royalty Trust	11,000
3,000	Hess Corp.	214,740
32,000	KLX Energy Services Holdings Inc.†	1,024,320
61,000	National Fuel Gas Co.	3,419,660
76,000	Noble Energy Inc.	2,370,440
125,000	Severn Trent plc	3,012,500
800,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(a)	0
2,474	Vectren Corp.	176,866
425,000	Weatherford International plc†	1,151,750
9,000	Whiting Petroleum Corp.†	477,360

		39,318,663

	Entertainment — 1.2%
19,000	Liberty Media Corp.- Liberty Braves, Cl. A†	518,320
9,000	Liberty Media Corp.- Liberty Braves, Cl. C†	245,250
1,300	The Madison Square Garden Co, Cl. A†	409,916
110,000	Twenty-First Century Fox Inc., Cl. A	5,096,300
150,000	Twenty-First Century Fox Inc., Cl. B	6,873,000

		13,142,786

	Financial Services — 3.4%
7,000	Alimco Financial Corp.†	71,750
50,000	AllianceBernstein Holding LP	1,522,500
77,000	AmTrust Financial Services Inc.	1,118,040
1,000	Aspen Insurance Holdings Ltd.	41,800

See accompanying notes to schedule of investments.

3

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
34,000	AXA Equitable Holdings Inc.	$729,300
197,208	CoBiz Financial Inc.	4,366,185
20,000	First Connecticut Bancorp Inc.	591,000
6,000	Forestar Group Inc.†	127,200
1,218	Horizon Bancorp Inc.	24,056
6,000	Jardine Lloyd Thompson Group plc	148,276
36,000	Kinnevik AB, Cl. A.	1,107,861
60,000	KKR & Co. Inc., Cl. A	1,636,200
1,000	Mastercard Inc., Cl. A	222,610
99,000	MoneyGram International Inc.†	529,650
32,000	Navient Corp.	431,360
10,000	Oritani Financial Corp.	155,500
100	Patriot National Inc.†	2
270,000	Sterling Bancorp	5,940,000
126,000	The Dun & Bradstreet Corp.	17,956,260
11,200	The Navigators Group Inc.	773,920
2,200	Topdanmark A/S	100,497
18,000	Waddell & Reed Financial Inc., Cl. A	381,240
190,000	Wright Investors’ Service Holdings Inc.†	76,000

		38,051,207

	Food and Beverage — 2.8%
594	Huegli Holding AG†	514,469
70,000	Keurig Dr Pepper Inc.	1,621,900
5,830,000	Parmalat SpA	19,223,723
3,500	Pernod Ricard SA	574,197
60,000	Pinnacle Foods Inc.	3,888,600
3,600,000	Premier Foods plc†	1,987,174
24,000	Remy Cointreau SA	3,126,473
2,200	The Hershey Co.	224,400

		31,160,936

	Health Care — 3.4%
37,000	Akorn Inc.†	480,260
25,000	Allergan plc	4,762,000
68,000	AstraZeneca plc, ADR	2,690,760
500	Bio-Rad Laboratories Inc., Cl. A†	156,495
12,000	Endo International plc†	201,960
30,000	Envision Healthcare Corp.†	1,371,900
600	ICU Medical Inc.†	169,650
158,000	Idorsia Ltd.†	3,979,784
400	Illumina Inc.†	146,824
5,000	Incyte Corp.†	345,400
200,000	Invuity Inc.†	1,480,000
175,000	K2M Group Holdings Inc.†	4,789,750
75,000	Kindred Healthcare Inc.†(a)	675,000
135,000	LifePoint Health Inc.†	8,694,000
93,141	Mazor Robotics Ltd., ADR†	5,431,983
37,000	McKesson Europe AG	1,125,521
4,000	Mylan NV†	146,400
433,000	Myrexis Inc.†	17,049

Shares		Market Value

4,500	Perrigo Co. plc	$318,600
8,000	Shire plc, ADR	1,450,160

		38,433,496

	Hotels and Gaming — 0.6%
70,000	Belmond Ltd., Cl. A†	1,277,500
10,000	Eldorado Resorts Inc.†	486,000
30,000	LaSalle Hotel Properties, REIT	1,037,700
95,000	Sonic Corp.	4,117,300

		6,918,500

	Industrials — 0.1%
52,000	Arconic Inc.	1,144,520

	Machinery — 0.5%
28,000	Astec Industries Inc.	1,411,480
140,000	CNH Industrial NV	1,681,400
45,000	CNH Industrial NV, Borsa Italiana	540,759
140,205	Xerium Technologies Inc.†	1,887,159

		5,520,798

	Metals and Mining — 0.5%
18,000	Alamos Gold Inc., Cl. A	82,980
42,000	Ampco-Pittsburgh Corp.†	247,800
7,000	Detour Gold Corp.†	56,579
170,000	Freeport-McMoRan Inc.	2,366,400
35,000	Newmont Mining Corp.	1,057,000
12,000	Pan American Silver Corp.	176,890
4,800	Randgold Resources Ltd., ADR	338,640
10,000	Vulcan Materials Co.	1,112,000

		5,438,289

	Paper and Forest Products — 1.3%
360,000	KapStone Paper and Packaging Corp.	12,207,600
131,497	Papeles y Cartones de Europa SA	2,552,717

		14,760,317

	Publishing — 0.2%
5,000	Meredith Corp.	255,250
14,000	Telegraaf Media Groep NV†(a)	97,528
150,000	The E.W. Scripps Co., Cl. A	2,475,000

		2,827,778

	Real Estate — 1.9%
500	American Tower Corp., REIT	72,650
720,000	Gramercy Property Trust, REIT	19,756,800
1,000	Technopolis OYJ	5,416
38,500	Vastned Retail Belgium NV, REIT	2,114,329

		21,949,195

	Retail — 0.0%
4,000	SUPERVALU Inc.†	128,880
101,770	The Bon-Ton Stores Inc.†	5,597

		134,477

See accompanying notes to schedule of investments.

4

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Semiconductors — 0.7%
100,000	AIXTRON SE†	$1,012,435
76,000	NXP Semiconductors NV	6,498,000

		7,510,435

	Specialty Chemicals — 0.4%
36,000	KMG Chemicals Inc.	2,720,160
6,000	Linde AG	1,240,349
50,000	SGL Carbon SE†	547,144
11,000	Valvoline Inc.	236,610

		4,744,263

	Telecommunications — 2.2%
290,000	Asia Satellite Telecommunications Holdings Ltd.	226,714
240,000	AT&T Inc.	8,059,200
260,000	CenturyLink Inc.	5,512,000
4,000	Harris Corp.	676,840
130,000	Koninklijke KPN NV	342,927
165,000	Mitel Networks Corp.†	1,818,300
100,000	Pharol SGPS SA†	20,551
650,000	Sprint Corp.†	4,251,000
83,000	Telenet Group Holding NV†	4,569,727

		25,477,259

	Transportation — 0.1%
2,000	XPO Logistics Europe SA	743,071

	Wireless Communications — 0.7%
10,000	Blackberry Ltd.†	113,800
126,000	Millicom International Cellular SA, SDR	7,237,550
7,500	T-Mobile US Inc.†	526,350
13,000	United States Cellular Corp.†	582,140

		8,459,840

	TOTAL COMMON STOCKS	460,854,910

	CLOSED-END FUNDS — 0.0%
1,400	Altaba Inc.†	95,368

	RIGHTS — 0.1%
	Entertainment — 0.0%
201,000	Media General Inc., CVR†(a)	0

	Health Care — 0.1%
110,600	Adolor Corp., CPR, expire 07/01/19†(a)	0
187,969	Ambit Biosciences Corp., CVR†(a)	112,781
135,000	American Medical Alert Corp., CPR†(a)	1,350
5,000	Community Health Systems Inc., CVR†	30
640,000	Innocoll, CVR†(a)	384,000
95,400	Ocera Therapeutics, CVR†(a)	37,206
100	Omthera Pharmaceuticals Inc., CVR†(a)	0
400,000	Sanofi, CVR†	223,960
739,500	Synergetics USA Inc., CVR†(a)	0

Shares		Market Value

825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	$0
12,000	Tobira Therapeutics Inc., CVR†(a)	720

		760,047

	Hotels and Gaming — 0.0%
1,041,500	Ladbrokes plc, CVR†	17,647

	Specialty Chemicals — 0.0%
96,986	A. Schulman Inc., CVR†(a)	193,972

	TOTAL RIGHTS	971,666

Principal Amount

	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
$65,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24(a)(b)	27,950

	U.S. GOVERNMENT OBLIGATIONS — 59.1%
670,895,000	U.S. Treasury Bills, 1.930% to 2.329%††, 10/04/18 to 05/23/19(c)	667,372,366

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0% (Cost $1,117,068,816)	$1,129,322,260

Shares		Market Value
	SECURITIES SOLD SHORT — (4.6)%
	Building and Construction — (3.0)%
713,000	Lennar Corp., Cl. A	$33,289,970

	Energy and Utilities — (1.1)%
64,420	Diamondback Energy Inc.	8,708,940
128,000	Energy Transfer Equity LP	2,231,040
13,063	Marathon Petroleum Corp.	1,044,648

		11,984,628

	Financial Services — (0.4)%
33,525	BOK Financial Corp.	3,261,312
34,500	People’s United Financial Inc.	590,640

		3,851,952

	Food and Beverage — (0.1)%
38,964	Conagra Brands Inc.	1,323,607

	Hotels and Gaming — (0.0)%
7,814	Pebblebrook Hotel Trust, REIT	284,195

See accompanying notes to schedule of investments.

5

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value
	SECURITIES SOLD SHORT (Continued)
	Metals and Mining — (0.0)%
29,335	Barrick Gold Corp.	$325,032

	Semiconductors — (0.0)%
4,000	Cabot Microelectronics Corp.	412,680

	TOTAL SECURITIES SOLD SHORT(d) (Proceeds received $53,839,349)	$51,472,064

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Payment-in-kind (PIK) security. 5.00% PIK interest income will be paid as additional securities at the discretion of the issuer.
(c)

At September 30, 2018, $130,325,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.

(d)	At September 30, 2018, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

As of September 30, 2018, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	39,253,674	EUR	33,300,000	State Street Bank and Trust Co.	10/26/18	$503,396
USD	20,587,726	GBP	15,600,000	State Street Bank and Trust Co.	10/26/18	228,569

TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS						$731,965

As of September 30, 2018, equity contract for difference swap agreements outstanding were as follows:

	One Month LIBOR
	Plus 90 bps						Upfront
Market Value	plus Market Value		Payment	Termination	Notional		Payments/	Unrealized
Appreciation Received	Depreciation Paid	Counterparty	Frequency	Date	Amount	Value	Receipts	Depreciation
Premier Foods plc	Premier Foods plc	The Goldman Sachs Group, Inc.	1 month	04/02/2019	$949,737	$(16,869)	—	$(16,869)

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT								$(16,869)

See accompanying notes to schedule of investments.

6

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	—	—	$4,130,000	$4,130,000
Business Services	$6,151,574	$7,200	—	6,158,774
Computer Software and Services	49,226,873	111,280	—	49,338,153
Diversified Industrial	3,173,585	95	—	3,173,680
Energy and Utilities	39,318,663	—	0	39,318,663
Financial Services	38,051,205	2	—	38,051,207
Food and Beverage	30,646,467	514,469	—	31,160,936
Health Care	37,758,496	—	675,000	38,433,496
Publishing	2,730,250	—	97,528	2,827,778
Other Industries (a)	248,262,223	—	—	248,262,223
Total Common Stocks	455,319,336	633,046	4,902,528	460,854,910
Closed-End Funds	95,368	—	—	95,368
Rights (a)	223,990	17,647	730,029	971,666
Corporate Bonds (a)	—	—	27,950	27,950
U.S. Government Obligations	—	667,372,366	—	667,372,366
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$455,638,694	$668,023,059	$5,660,507	$1,129,322,260
LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(51,472,064)	—	—	$(51,472,064)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(51,472,064)	—	—	$(51,472,064)
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$731,965	—	$731,965
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACTS
Contract for Difference Swap Agreements	—	(16,869)	—	(16,869)
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$715,096	—	$715,096

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

will not be as favorable as on the expiring transaction. Equity contract for difference swap agreements at September 30, 2018 are presented within the Schedule of Investments.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at September 30, 2018 are presented within the Schedule of Investments.

The following table summarizes the net unrealized appreciation/(depreciation) of derivatives held at September 30, 2018 by primary risk exposure:

Net Unrealized
Appreciation/
Asset Derivatives:	(Depreciation)

Forward Foreign Exchange Contracts	$731,965

Liability Derivatives:

Equity Contract for Difference Swap Agreements	$(16,869)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at September 30, 2018 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2018 the Fund did not hold restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the quarter ended September 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ryan N. Kahn, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after working as a generalist in the research department. Mr. Kahn earned a Bachelor of Science in Business Management from Babson College.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Gian Maria Magrini, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the operations and research departments. Mr. Magrini earned a Bachelor of Science in Finance from Fordham University.

Geoffrey P. Astle is involved in the analytics and foreign and domestic trading for the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed end funds. He has been associated in this capacity since 2007. Mr. Astle earned a Bachelor of Science in both Finance and Marketing from Fairfield University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ABC FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio

Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance

Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate,

Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q318QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.